Fair value measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Total Assets	¥ 2,000	¥ 6,150
Wealth management products
Assets
Short-term investments	2,000	6,150
Level 2
Assets
Total Assets	2,000	6,150
Level 2 | Wealth management products
Assets
Short-term investments	¥ 2,000	¥ 6,150